Other Income (Expenses) from Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Detailed Information About Other Income (Expenses) from Investments

Details are as follows:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Dividends from Other investments	11	1	7
Net gains on disposals of Other investments	—	—	—
Loss and impairment losses on Other investments	—	(19)	—

Total	11	(18)	7